Gryphon Hosting sublease (Details) - Subsequent Event [Member] - USD ($) $ in Millions	Oct. 08, 2021	Oct. 05, 2021
Subsequent Event [Line Items]
Lessee, Operating Lease, Description		The agreement allows for approximately 230 MW of carbon neutral bitcoin mining hosting capacity to be managed by Core Scientific as hosting partner.
Lessee, Operating Lease, Term of Contract	14 months	14 months
Operating Lease, Payments	$ 16.3
Lessee, Operating Sublease, Option to Terminate		upon any termination of the Gryphon Merger Agreement by Sphere, Gryphon shall have the right, in its sole discretion, to terminate this MSA in its entirety (including the Hosting Sub-Lease) upon not less than 180 calendar days’ written notice to Sphere
Digital Monitoring future payments	$ 35.0